Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Borrowings

8. Borrowings

Broker-Dealer Credit Facilities

The Company is a party to two secured credit facilities with the same financial institution to finance overnight securities positions purchased as part of its ordinary course broker-dealer market making activities. One of the facilities (the “Uncommitted Facility"), is provided on an uncommitted basis and is available for borrowings by the Company's broker-dealer subsidiaries up to a maximum amount of $100.0 million. In connection with this credit facility, the Company has entered into demand promissory notes dated February 20, 2013. The loans provided under the Uncommitted Facility are collateralized by the Company's broker-dealer trading and deposit accounts with the same financial institution and, bear interest at a rate set by the financial institution on a daily basis (1.13% at June 30, 2015 and 1.12% at December 31, 2014). The Uncommitted Facility has a 364-day term. The Company is party to another facility (the "Committed Facility") with the same financial institution dated July 22, 2013 and subsequently amended on March 26, 2014, July 21, 2014 and April 24, 2015, which is provided on a committed basis and is available for borrowings by one of the Company's broker-dealer subsidiaries up to a maximum of the lesser of $75.0 million or an amount determined based on agreed advance rates for pledged securities. The Committed Facility is subject to certain financial covenants, including a minimum tangible net worth, a maximum total assets to equity ratio, and a minimum excess net capital, each as defined. The Committed Facility bears interest at a rate per annum at the Company's election equal to either an adjusted LIBOR rate or base rate, plus a margin of 1.25% per annum, and has a term of 364 days. As of June 30, 2015 and December 31, 2014, the Company did not have any outstanding principal balance on the Uncommitted Facility or the Committed Facility. Interest expense for the six months ended June 30, 2015 and 2014 was approximately $0.4 million and $0.2 million, respectively. Interest expense is included within interest and dividends expense in the accompanying condensed consolidated statements of comprehensive income.

Short-Term Credit Facilities

The Company maintains short term credit facilities with various prime brokers and other financial institutions from which it receives execution or clearing services.  The proceeds of these facilities are used to meet margin requirements associated with the products traded by the Company in the ordinary course, and amounts borrowed are collateralized by the Company’s trading accounts with the applicable financial institution.  The aggregate amount available for borrowing under these facilities was $476.0 million and $440.0 million, the outstanding principal was $228.9 million and $183.0 million, and borrowings bore interest at a weighted average interest rate of 2.30% and 1.80% per annum, as June 30, 2015 and December 31, 2014, respectively. Interest expense in relation to the facilities for the six months ended June 30, 2015 and June 30, 2014 was approximately $2.7 million and $1.6 million, respectively. Interest expense is recorded within interest and dividends expense in the accompanying condensed consolidated statements of comprehensive income.

Senior Secured Credit Facility

On July 8, 2011, Virtu Financial, its wholly owned subsidiary, VFH Parent LLC (“VFH”), and each of its unregulated domestic subsidiaries entered into the credit agreement (the “Credit Agreement”) among the Borrower, Virtu Financial, Credit Suisse AG, as administrative agent, and the other parties thereto.  The credit facility funded a portion of the MTH acquisition with a term loan in the amount of $320.0 million to VFH. The credit facility was issued at a discount of 2.0% or $313.6 million, net of $6.4 million discount. The credit facility was initially subject to quarterly principal payments beginning on December 31, 2011 with the unpaid principal payable on maturity on July 8, 2016. Under the terms of the loan, VFH is subject to certain financial covenants, including a total net leverage ratio and an interest coverage ratio, as defined in the Credit Agreement. VFH is also subject to contingent principal payments based on excess cash flow, as defined in the Credit Agreement, and certain other triggering events. Borrowings are collateralized by substantially all the assets of the Company, other than the equity interests in and assets of its registered broker-dealer, regulated and foreign subsidiaries, but including 100% of the non-voting stock and 65% of the voting stock of Virtu Financial’s or its domestic subsidiaries’ direct foreign subsidiaries.

The Credit Agreement was amended on February 5, 2013, May 1, 2013 and November 8, 2013. The amendments resulted in a decreased interest rate, changes in certain operating covenants, and an increase in principal amount outstanding by $150.0 million on May 1, 2013 and $106.7 million on November 8, 2013, respectively. Additionally, the amendments reduced the annual amortization obligation from 15% of the original principal amount to approximately 1% of the outstanding principal amount as of November 8, 2013, which was $510.0 million. The terms of the amended credit facility are otherwise substantially similar terms to the original credit facility, except as set forth below.

Term loans outstanding under the Credit Agreement bear interest at a rate per annum at the Company's election equal to either (i) the greatest of (a) the prime rate in effect, (b) the federal funds effective rate (as defined in the Credit Agreement) plus 0.5% (c) the adjusted LIBOR rate (as defined in the Credit Agreement) for a Eurodollar borrowing with an interest period of one month plus 1%, and (d) 2.25% plus, in each case, 3.0%, or (ii) the greater of (x) the adjusted LIBOR rate for the interest period in effect and (y) 1.25%, plus 4.0%. Pursuant to the Amendment (as defined below), each incremental spread was reduced by 0.50% upon the consummation of the Company’s IPO. The rate at June 30, 2015 was 5.25%.

Aggregate future required minimum principal payments based on the terms of this loan at June 30, 2015 were as follows:

(in thousands)
2015	$2,550
2016	5,100
2017	5,100
2018 and thereafter	489,600
Total maturities of long-term debt	$502,350

Net carrying amount of deferred financing fees capitalized in connection with the financing were approximately $4.5 million and $5.1 million, respectively, as of June 30, 2015 and December 31, 2014, which are included as a deduction to senior secured credit facility in the accompanying condensed consolidated statements of financial condition. The Company retrospectively adopted ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, wherein the accompanying condensed consolidated statements of financial condition have been adjusted to reflect the period specific effects of applying the new guidance. After retrospectively applying the new guidance, the Company reclassified approximately $5.1 million in deferred financing fees as of December 31, 2014 previously included within other assets to senior secured credit facility in the accompanying condensed consolidated statements of financial condition. Amortization expense related to the deferred financing fees was approximately $0.6 million and $0.5 million for the six months ended June 30, 2015 and 2014, respectively. Amortization expense is included within financing interest expense on senior secured credit facility in the accompanying condensed consolidated statements of comprehensive income.

Accretion related to the net carrying amount of debt discount of $1.7 million and $1.9 million, respectively, as of June 30, 2015 and December 31, 2014, and for the six months ended June 30, 2015 and 2014 were approximately $0.2 million and $0.2 million, respectively. The accretion is included within financing interest expense on senior secured credit facility in the accompanying condensed consolidated statements of comprehensive income.

On April 15, 2015, the Company, Virtu Financial, and each unregulated domestic subsidiary of Virtu Financial, entered into an amendment agreement (the “Amendment”) to the Credit Agreement.  The Amendment provided for a revolving credit facility with aggregate commitments by revolving lenders of $100.0 million, available upon the consummation of the IPO and the payment of relevant fees and expenses.  The revolving credit facility is secured pari passu with the term loans outstanding under the Credit Agreement and is subject to the same financial covenants and negative covenants.  Borrowings under the revolving facility bear interest, at our election, at either (i) the greatest of (a) the prime rate in effect, (b) the federal funds effective rate plus 0.5% (c) an adjusted LIBOR rate for a Eurodollar borrowing with an interest period of one month plus 1% and (d) 2.25%, plus, in each case, 2.0%, or (ii) the greater of (x) an adjusted LIBOR rate for the interest period in effect and (y) 1.25%, plus, in each case, 3.0%. We will also pay a commitment fee of 0.50% per annum on the average daily unused portion of the facility.

Deferred financing fees capitalized in connection with the revolving credit facility were approximately $0.9 million, which is included as a deduction to senior secured credit facility in the accompanying condensed consolidated statement of financial condition. The net carrying amounts for the deferred financing fees capitalized in connection with the revolving credit facility were approximately $0.8 million and $0, respectively, as of June 30, 2015 and December 31, 2014, which are included as a deduction to senior secured credit facility in the accompanying condensed consolidated statements of financial condition. Amortization expenses related to the deferred financing fees in connection with the revolving credit facility were approximately $0.1 million and $0, for the six months ended June 30, 2015 and 2014, respectively.

Virtu Financial, LLC and subsidiaries
Borrowings

8. Borrowings

Broker‑Dealer Credit Facilities

The Company is a party to multiple credit facilities with a financial institution to finance overnight securities positions purchased as part of its ordinary course broker‑dealer market making activities. One of the facilities is provided on an uncommitted basis and is available for borrowings by the Company’s broker‑dealer subsidiaries up to a maximum amount of $100.0 million. In connection with this credit facility, the Company entered into a demand promissory note dated August 8, 2012. The loans provided under the facility are collateralized by the Company’s broker‑dealer trading and deposit accounts with the same financial institution and, in the case of the uncommitted facilities, bears interest at a rate set by the financial institution on a daily basis (1.12% at December 31, 2014 and 1.04% at December 31, 2013). The Company subsequently entered into another facility with the same financial institution dated July 22, 2013 which is provided on a committed basis and is available for borrowings by one of the Company’s broker‑dealer subsidiaries up to a maximum of the lesser of $50.0 million or an amount determined based on agreed advance rates for pledged securities. The committed facility bears interest at a rate per annum at the Company’s election equal to either an adjusted LIBOR rate or base rate, plus a margin of 1.25% per annum. As of December 31, 2014 and 2013, the outstanding principal balance on the uncommitted facility was $0 and $72.8 million, respectively, which in each case was recorded within short‑term borrowings in the accompanying consolidated statements of financial condition. As of December 31, 2014 and 2013, the Company did not have any outstanding principal balance on the committed facility. Interest expense for the years ended December 31, 2014 and 2013 was approximately $0.5 million and $0.3 million, respectively, and is included within interest and dividends expense in the accompanying consolidated statements of comprehensive income.

The Company was a party to a broker‑dealer credit facility with a financial institution to finance overnight securities positions purchased as part of its ordinary course broker‑dealer market making activities. In connection with this credit facility, the Company entered into a demand promissory note dated March 20, 2009. The promissory note was payable on demand with the outstanding balance being swept into a separate broker‑dealer day loan credit facility with the same financial institution. The loan was collateralized by the Company’s broker‑dealer trading and deposit accounts with the same financial institution and bore interest at rate set by the financial institution on a daily basis. Any balance that was not paid upon demand bore interest at the higher of the rate in effect for such loan plus 2% or the prime rate plus 2%. The credit facility was terminated as of October 5, 2012. Interest expense for the year ended December 31, 2012 was approximately $0.3 million, and is included within interest and dividends expense in the accompanying consolidated statements of comprehensive income.

Short‑Term Credit Facilities

The Company entered into a credit facility with a financial institution on April 26, 2010, amended on December 10, 2010 and July 1, 2011. The loan proceeds of the credit facility are available only for meeting the initial margin requirements associated with the Company’s ordinary course futures trading positions held in its trading account with an affiliate of the financial institution, and the amount available for borrowing is the lesser of $35.0 million or 80% of the initial margin requirement. These borrowings are collateralized by the Company’s trading accounts and deposit accounts with the financial institution and its brokerage affiliate. The loan is payable on demand and interest on daily unpaid principal balances bears interest at rate per annum quoted by the financial institution each day (2.05% at December 31, 2014 and 1.68% at December 31, 2013). Any balance that is not paid upon demand bears interest at the higher of the rate in effect for such loan plus 2% or the prime rate plus 2%. As of December 31, 2014 and 2013, the outstanding principal balance on the line was approximately $26.7 million and $13.3 million, respectively, which was recorded within receivables from broker‑dealers and clearing organizations in the accompanying consolidated statements of financial condition. Interest expense for the years ended December 31, 2014, 2013 and 2012 was approximately  $0.5 million, $0.5 million and $0.6 million, respectively, and recorded within interest and dividends expense in the accompanying consolidated statements of comprehensive income.

The Company entered into a $200.0 million credit facility with a financial institution on June 29, 2011 which was increased to $300.0 million on February 17, 2012. The loan proceeds of the credit facility are available only for meeting margin requirements associated with the products traded by the Company in the ordinary course using the financial institution’s affiliate as its prime broker. The credit facility is collateralized by the Company’s trading accounts for these products with the financial institution’s affiliate and bears interest at 1.00% per annum in excess of the federal funds target rate of 0.25%. The credit facility is subject to certain financial covenants, including minimum account balances and loan ratios, as defined. The outstanding principal balance on the line of credit was approximately $124.3 million and $206.1 million as of December 31, 2014 and 2013, respectively, and recorded within receivables from broker‑dealers and clearing organizations in the accompanying consolidated statements of financial condition. Interest expense for the years ended December 31, 2014, 2013 and 2012 was approximately $2.1 million, $2.2 million and $2.2 million, respectively, and recorded within interest and dividends expense in the accompanying consolidated statements of comprehensive income.

The Company entered into a credit facility with a financial institution on August 8, 2011 with approximately $10.0 million available for borrowing. The loan proceeds of the credit facility are available only to finance the Company’s ordinary course securities positions held in its trading account with the financial institution’s affiliate. The credit facility is collateralized by the securities held in such account and bears interest at the rate published by Bank of Mexico on business day immediately preceding the date on which the calculation is made. There were no outstanding balances as of December 31, 2014 and 2013. Interest expense for the years ended December 31, 2014, 2013 and 2012 was approximately $0.1 million, $0.05 million and $0, respectively, and recorded within interest and dividends expense in the accompanying consolidated statements of comprehensive income.

The Company entered into a credit facility with a financial institution on March 6, 2013 whereby the loan proceeds of the credit facility are available only for meeting the initial margin requirements associated with the Company’s ordinary course futures trading positions held in its trading account with an affiliate of the financial institution, and the amount available for borrowing is the lesser of $40.0 million or 80% of the initial margin requirement. These borrowings are collateralized by the Company’s trading accounts and deposit accounts with the financial institution and its brokerage affiliate. The loan is payable on demand and interest on daily unpaid principal balances bears interest at 2.00% per annum in excess of the interest period average of daily opening federal funds target rate ( 2.12% at December 31, 2014 and 2.08% at December 31, 2013, respectively). As of December 31, 2014 and 2013, the outstanding principal balance on the line was approximately $31.9 million and $21.2 million, respectively, which was recorded within receivables from broker‑dealers and clearing organizations in the accompanying consolidated statements of financial condition. Interest expense for the years ended December 31, 2014 and 2013 was approximately $0.5 million and $0.4 million, respectively and recorded within interest and dividends expense in the accompanying consolidated statements of comprehensive income.

The Company entered into a $20.0 million credit facility with a financial institution on June 24, 2014, amended on December 1, 2014. The loan proceeds of the credit facility are available only for meeting margin requirements associated with the products traded by the Company in the ordinary course using the financial institution’s affiliate as its prime broker. The credit facility is collateralized by the Company’s trading accounts for these products with the financial institution’s affiliate and bears interest at 1.10% per annum in excess of USD LIBOR. The credit facility is subject to certain financial covenants, including minimum account balances and loan ratios, as defined. The outstanding principal balance on the line of credit was $0.1 million as of December 31, 2014 and recorded within receivables from broker‑dealers and clearing organizations in the accompanying consolidated statements of financial condition. Interest expense for the year ended December 31, 2014 was approximately $0.02 million and recorded within interest and dividends expense in the accompanying consolidated statements of comprehensive income.

The Company entered into a $3.0 million credit facility with a financial institution on August 6, 2014, which was increased to $5.0 million on October 17, 2014. The loan proceeds of the credit facility are available only to finance the Company’s ordinary course securities positions held in its trading account with the financial institution’s affiliate. The credit facility is collateralized by the Company’s trading accounts for these products with the financial institution’s affiliate and bears interest at 9% per annum, subject to change by the financial institution from time to time with at least ten business days’ notice. There were no outstanding balances as of December 31, 2014. Interest expense for the year ended December 31, 2014 was approximately $0.1 million and recorded within interest and dividends expense in the accompanying consolidated statements of comprehensive income.

Senior Secured Credit Facility

On July 8, 2011, the Company funded a portion of the MTH acquisition with a term loan provided by a syndicate of financial institutions in the amount of $320.0 million to the Company’s wholly owned subsidiary, VFH Parent LLC (“VFH”). The credit facility was issued at a discount of 2.0% of $313.6 million, net of $6.4 million discount. The credit facility was initially subject to quarterly principal payments beginning on December 31, 2011 with the unpaid principal payable on maturity on July 8, 2016. Under the terms of the loan, VFH is subject to certain financial covenants, including a total net leverage ratio and an interest coverage ratio, as defined in the credit agreement. VFH is also subject to contingent principal payments based on excess cash flow, as defined in the credit agreement, and certain other triggering events. Borrowings are collateralized by substantially all the assets of the Company, other than the equity interests in and assets of its registered broker‑dealer and foreign subsidiaries, but including 100% of the non‑voting stock and 65% of the voting stock of the Company’s or its domestic subsidiaries’ direct foreign subsidiaries.

The credit facility was amended on February 5, 2013, May 1, 2013 and November 8, 2013. The amendments resulted in a decreased interest rate, changes in certain operating covenants, and an increase in principal amount outstanding by $150.0 million on May 1, 2013 and $106.7 million on November 8, 2013, respectively. Additionally, the amendments reduced the annual amortization obligation from 15% of the original principal amount to approximately 1% of the outstanding principal amount as of November 8, 2013, which was $510.0 million. The terms of the amended credit facility are otherwise substantially similar terms to the original credit facility, except as set forth below.

The credit facility bears interest at a rate per annum at the Company’s election equal to either (i) the greatest of (a) the prime rate in effect, (b) the federal funds effective rate (as defined in the credit agreement) plus 0.5% (c) the adjusted LIBOR rate (as defined in the credit agreement) for a Eurodollar borrowing with an interest period of one month plus 1%, and (d) 2.25% plus, in each case,  3.5%, or (ii) the greater of (x) the adjusted LIBOR rate for the interest period in effect and (y) 1.25%,  plus 4.5%. Pursuant to the amendment, each incremental spread will be reduced by 0.50% upon the consummation of a qualifying initial public offering. The rate at December 31, 2014 was 5.75%.

As a result of the amendments in 2013, the Company recognized a loss of $5.5 million on extinguishment of a portion of its unamortized debt issue costs and debt discount for the year ended December 31, 2013, which is included within debt issue cost related to debt refinancing on the accompanying consolidated statements of comprehensive income.

Aggregate future required principal payments based on the terms of this loan at December 31, 2014 were as follows:

(in thousands)
2015	$2,914
2016	5,100
2017	5,100
2018 and thereafter	489,600
Total maturities of long-term debt	$502,714

Net carrying amount of deferred financing fees capitalized in connection with the financing were approximately $5.1 million and $6.0 million, respectively, as of December 31, 2014 and 2013, which are included within other assets in the accompanying consolidated statements of financial condition. Amortization expense related to the deferred financing fees was approximately $1.0 million, $1.6 million and $2.6 million for the years ended December 31, 2014, 2013 and 2012, respectively, and are included within financing interest expense on senior secured credit facility in the accompanying consolidated statements of comprehensive income.

Accretion related to the net carrying amount of debt discount of $1.9 million and $2.3 million, respectively, as of December 31, 2014 and 2013, was approximately $0.4 million, $0.7 million and $1.7 million for the years ended December 31, 2014, 2013 and 2012, and is included within financing interest expense on senior secured credit facility in the accompanying consolidated statements of comprehensive income.